Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	8,398,708	8,166,457	8,093,199
Common stock, shares outstanding	8,398,708	8,166,457	8,093,199